Intangible assets (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) Integer	Dec. 31, 2022 USD ($)	Oct. 01, 2022	Jul. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment charge			$ 8,500,000	$ 8,500,000
Amortization expense	$ 0	$ 400,000	$ 1,500,000	1,500,000
Number of reporting units | Integer			1
Discount rate					20.00%	20.00%
Impairment of goodwill			$ 8,532,000	$ 18,614,000